Contract Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract Liabilities
28	CONTRACT LIABILITIES

As of December 31, 2018, contract liabilities mainly represented advances from customers related to the sales of natural gas, crude oil and refined oil, etc. The majority of related obligations are expected to be performed within one year and the corresponding revenue will be recognized. The primary amount of contract liabilities at the beginning of the year has been recognized as revenue for the year ended December 31, 2018.